Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Jul. 24, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 93,831,000		$ 111,322,000	$ 186,396,000
Accounts receivable, net	274,592,000		159,970,000	81,253,000
Inventory, net	179,496,000		117,577,000	83,116,000
Prepaid and other current assets	59,528,000		56,278,000	36,536,000
Total Current Assets	607,447,000		445,147,000	387,301,000
Property and equipment, net	179,374,000		108,170,000	30,243,000
Operating lease right of use assets	110,779,000		117,769,000	18,344,000
Goodwill	516,629,000		516,629,000	516,629,000
Other intangible assets, net	300,265,000		337,271,000	395,947,000
Deferred tax assets	131,675,000		0
Other assets	7,172,000		11,700,000	3,546,000
Total Assets	1,853,341,000		1,536,686,000	1,352,010,000
Current Liabilities
Accounts payable	104,693,000		61,943,000	26,760,000
Accrued expenses	116,612,000		79,541,000	35,060,000
Payables pursuant to the acquisitions	1,081,000		17,226,000	30,292,000
Deferred revenue	133,514,000		110,895,000	90,148,000
Operating lease liabilities, current portion	8,346,000		6,879,000	2,017,000
Long-term debt, current portion	6,000,000		5,173,000	5,173,000
Total Current Liabilities	370,246,000		281,657,000	189,450,000
Long-term debt, net of discount and deferred financing costs, less current portion	578,129,000		496,934,000	499,983,000
Payable pursuant to the Tax Receivable Agreement	207,286,000		0
Deferred tax liability, net	0		63,318,000	53,424,000
Operating lease liabilities, less current portion	115,084,000		121,491,000	16,201,000
Total Liabilities	1,270,745,000		963,400,000	759,058,000
Commitments and Contingencies (Note 21)
Stockholder's Equity
Additional paid-in capital	420,457,000
Retained earnings	26,021,000
Total Stockholder's Equity	446,481,000		374,534,000
Member's Equity
Member's Equity			374,534,000	517,950,000
Non-controlling interests	136,115,000		198,752,000	75,002,000
Total Member's Equity	582,596,000		573,286,000	592,952,000
Total Liabilities and Member's Equity	1,853,341,000		1,536,686,000	1,352,010,000
Class A Common Stock
Member's Equity
Common stock	2,000
Class B Common Stock
Member's Equity
Common stock	$ 1,000
Forgent Power Solutions, Inc.
Current Assets
Cash		$ 0
Total Assets		0
Stockholder's Equity
Total Stockholder's Equity		0
Member's Equity
Member's Equity			$ 374,534,000	$ 517,950,000
Common stock		$ 0